Intangible assets (Details 2) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Northeastern petrochemical complex member
IfrsStatementLineItems [Line Items]
Discount rate	R$ 6,822,642
Perpetuity	7,044,458
Southern petrochemical complex member
IfrsStatementLineItems [Line Items]
Discount rate	19,744,124
Perpetuity	20,351,277
Vinyls unity member
IfrsStatementLineItems [Line Items]
Discount rate	4,741,224
Perpetuity	R$ 4,930,076